Consolidated Statement of Changes in Equity (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Changes in Equity
Common Stock issued under employee plans, shares	8,000,000	7,200,000	11,800,000
Tax benefit from Common Stock issued under employee plans	$ 67	$ 81	$ 94
Common Stock contributed to defined benefit pension plans, shares	0	5,700,000	3,800,000
Common Stock repurchased, shares	0	26,900,000	31,000,000
Treasury stock reissued under employee plans, shares	3,600,000	0	0